Share-Based Compensation (Schedule Of Share-Based Compensation Arose Under Awards) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-settled share-based compensation expense	$ 45.9	$ 35.3	$ 31.5
Stock Options [Member]
Equity-settled share-based compensation expense	22.6	14.0	13.4
RSUs [Member]
Equity-settled share-based compensation expense	22.7	20.7	17.2
EEPP [Member]
Equity-settled share-based compensation expense	$ 0.6	$ 0.6	$ 0.9